Finance receivables (Tables)	6 Months Ended
Jun. 30, 2025
Finance receivables [abstract]
Schedule of finance receivables measured at amortized cost, net of allowance

Finance receivables consist of secured loan receivables measured at amortized cost, net of allowance for expected credit losses. Finance receivables as at June 30, 2025, are as follows:

$
Balance – December 31, 2024	3,432,340
Additions	223,558
Add: Interest income	134,792
Less: Interest payments	(126,274)
Less: Principal payments	(780,784)
Effects of foreign exchange	155,228
Balance – June 30, 2025	3,038,860
Current	3,038,860
Non-current	-
Balance – June 30, 2025	3,038,860

Schedule of finance receivables

Finance receivables include the following as at June 30, 2025:

$
Minimum payments receivable	2,983,532
Unearned income	55,328
Net investment	3,038,860
Allowance for credit losses	—
Finance receivables, net	3,038,860